UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

AB MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (807) 221-5672

Date of fiscal year end: May 31, 2017

Date of reporting period: August 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Municipal Income Fund II – AB Arizona Portfolio

Portfolio of Investments

August 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.9%
Long-Term Municipal Bonds - 98.9%
Arizona - 81.0%
Arizona Department of Transportation State Highway Fund Revenue
Series 2011A
5.25%, 7/01/29	$1,500	$1,796,850
Series 2013A
5.00%, 7/01/37	3,000	3,549,930
Arizona Game & Fish Department & Commission (Arizona Game & Fish Department & Commission State Lease)
Series 2006
5.00%, 7/01/26	1,000	1,017,590
Arizona Health Facilities Authority (Beatitudes Campus (The))
Series 2007
5.20%, 10/01/37	1,000	1,001,300
Arizona Health Facilities Authority (Dignity Health Obligated Group)
Series 2009D
5.00%, 7/01/28	1,000	1,103,850
Arizona Health Facilities Authority (Scottsdale Healthcare Hospitals Obligated Group)
Series 2014A
5.00%, 12/01/34	3,000	3,606,990
Arizona State University
Series 2014
5.00%, 8/01/33	2,050	2,446,204
City of Glendale AZ Water & Sewer Revenue
Series 2012
5.00%, 7/01/28	2,000	2,408,440
City of Mesa AZ (City of Mesa AZ Excise Tax)
Series 2013
5.00%, 7/01/32	5,000	5,950,150
City of Mesa AZ Utility System Revenue
Series 2016
4.00%, 7/01/32	1,000	1,152,430
City of Phoenix Civic Improvement Corp. (City of Phoenix Civic Improvement - Airport)
Series 2008A
5.00%, 7/01/26	4,080	4,386,530
Series 2010A
5.00%, 7/01/31	2,000	2,268,420
City of Show Low AZ
ACA Series 2000
6.00%, 1/01/18	250	251,215
City of Tempe AZ (City of Tempe AZ Excise Tax)
Series 2016
5.00%, 7/01/30	520	662,163
City of Tucson AZ Water System Revenue
Series 2012
5.00%, 7/01/28-7/01/29	2,360	2,840,797

	Principal Amount (000)	U.S. $ Value
County of Pima AZ Sewer System Revenue
Series 2011B
5.00%, 7/01/26 (Pre-refunded/ETM)	1,000	1,191,370
AGM Series 2010
5.00%, 7/01/25 (Pre-refunded/ETM)	2,000	2,312,060
County of Pinal AZ
Series 2014
5.00%, 8/01/32	4,540	5,483,003
Estrella Mountain Ranch Community Facilities District (Estrella Mountain Ranch CFD Desert Village)
Series 2002
7.375%, 7/01/27	791	793,246
Estrella Mountain Ranch Community Facilities District (Estrella Mountain Ranch CFD Golf Village)
Series 2001A
7.875%, 7/01/25	1,366	1,368,718
Glendale Industrial Development Authority (Glencroft Retirement Community Obligated Group)
Series 2016
5.00%, 11/15/36	600	608,094
Glendale Municipal Property Corp. (Glendale Municipal Property Corp. Excise Tax)
Series 2012C
5.00%, 7/01/38	2,500	2,894,825
Greater Arizona Development Authority
NATL Series 2005B
5.00%, 8/01/25	230	230,702
Hassayampa Community Facilities District
Series 2000
7.50%, 7/01/24	265	266,034
Industrial Development Authority of the City of Phoenix (The) (Deer Valley Assisted Living Facility LLC)
Series 2016A
5.125%, 7/01/36	1,000	996,300
Industrial Development Authority of the City of Phoenix (The) (Great Hearts Academies)
Series 2012
6.00%, 7/01/32	250	275,153
Industrial Development Authority of the City of Phoenix (The) (JMF-Higley 2012 LLC)
Series 2012
5.00%, 12/01/32	2,500	2,937,600
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy)
Series 2016
5.00%, 7/01/36-7/01/47	2,450	2,729,689
McAllister Academic Village LLC (Arizona State University)
Series 2016
5.00%, 7/01/33	2,000	2,474,140
Mohave County Industrial Development Authority (Mohave Prison LLC)
Series 2008
8.00%, 5/01/25	1,935	2,010,136
Northern Arizona University
BAM Series 2015
5.00%, 6/01/34	1,000	1,204,650

	Principal Amount (000)	U.S. $ Value
Pima County Regional Transportation Authority (Pima County Regional Transportation Authority Excise Tax)
Series 2011
5.00%, 6/01/26	3,000	3,544,530
Pinal County Industrial Development Authority (Florence West Prison LLC)
ACA Series 2006A
5.25%, 10/01/22	1,400	1,402,982
Salt River Project Agricultural Improvement & Power District
Series 2012A
5.00%, 12/01/29	1,500	1,811,325
Series 2015A
5.00%, 12/01/35	2,000	2,475,060
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	1,000	1,284,830
5.25%, 12/01/22-12/01/23	1,165	1,394,072
State of Arizona COP
AGM Series 2008A
5.00%, 9/01/24 (Pre-refunded/ETM)	6,000	6,380,760
State of Arizona Lottery Revenue
AGM Series 2010A
5.00%, 7/01/28	6,000	6,706,380
Student & Academic Services LLC (Northern Arizona Capital Facilities Finance Corp.)
BAM Series 2014
5.00%, 6/01/44	1,200	1,396,944
Sundance Community Facilities District Assessment District No 1
Series 2002
7.75%, 7/01/22	302	302,299
Town of Buckeye AZ (Town of Buckeye AZ Excise Tax)
Series 2015
5.00%, 7/01/35	3,450	4,177,363
Tucson Airport Authority, Inc.
AMBAC Series 2001
5.35%, 6/01/31	6,475	6,496,108
Tucson Industrial Development Authority (University of Arizona)
AMBAC Series 2002A
5.00%, 7/15/32	985	985,670
University of Arizona
Series 2014
5.00%, 8/01/33	3,765	4,568,376
Western Maricopa Education Center District No 402
Series 2014B
4.50%, 7/01/33-7/01/34	3,940	4,498,795

		109,644,073

	Principal Amount (000)	U.S. $ Value
Delaware - 0.5%
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2016
5.00%, 9/01/36	520	607,703

Florida - 2.5%
City of Orlando FL
Series 2014A
5.25%, 11/01/33	1,820	2,261,095
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group)
Series 2015
5.00%, 6/01/35	1,000	1,173,640

		3,434,735

Illinois - 2.8%
Cook County Forest Preserve District
Series 2012C
5.00%, 12/15/32	2,360	2,664,511
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/28	1,000	1,121,050

		3,785,561

Louisiana - 0.4%
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge)
Series 2015A
6.25%, 11/15/45	500	550,595

Massachusetts - 0.6%
Commonwealth of Massachusetts
NATL Series 2000F
0.51%, 12/01/30 (a)	700	637,989
NATL Series 2000G
0.51%, 12/01/30 (a)	225	204,637

		842,626

Minnesota - 1.0%
Western Minnesota Municipal Power Agency
Series 2015A
5.00%, 1/01/34	1,130	1,396,330

Nebraska - 1.0%
Omaha Public Power District
Series 2014A
5.00%, 2/01/32	1,165	1,415,079

New York - 1.0%
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.)
AMBAC Series 1987A
1.311%, 3/01/27 (a)	500	481,473
Suffolk County Economic Development Corp.
Series 2011
5.00%, 7/01/28 (Pre-refunded/ETM)	120	142,840

	Principal Amount (000)	U.S. $ Value
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	700	787,773

		1,412,086

North Carolina - 0.9%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.70%, 7/01/37	600	642,906
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/35	500	554,540

		1,197,446

Ohio - 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	320	328,893

Puerto Rico - 2.9%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/17	1,855	1,902,933
Series 2008
5.125%, 12/01/27	385	411,785
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Ascension Health Credit Group)
Series 2000A
6.125%, 11/15/30	1,500	1,583,310

		3,898,028

Texas - 3.2%
North Texas Tollway Authority
Series 2015A
5.00%, 1/01/34	1,000	1,192,500
Series 2015B
5.00%, 1/01/34	1,300	1,567,631
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	840	1,004,161

	Principal Amount (000)	U.S. $ Value
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	420	498,233

		4,262,525

Washington - 0.9%
Port of Seattle WA
Series 2015A
5.00%, 4/01/40	1,000	1,199,430

Total Municipal Obligations (cost $124,486,652)		133,975,110

	Shares
SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.24% (b)(c) (cost $421,453)	421,453	421,453

Total Investments - 99.2% (cost $124,908,105) (d)		134,396,563
Other assets less liabilities - 0.8%		1,056,015

Net Assets - 100.0%		$135,452,578

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$3,600	3/09/21	3 Month LIBOR	1.383%	$23,230

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$100	9/15/20	1.455%	CPI	#	$(274)
Citibank, NA	1,230	12/14/20	1.548%	CPI	#	(2,356)
Citibank, NA	700	8/09/21	1.540%	CPI	#	(212)
Deutsche Bank AG	1,350	7/15/20	1.265%	CPI	#	23,759

						$20,917

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2016 and the aggregate market value of these securities amounted to $1,324,099 or 0.98% of net assets.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	As of August 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,521,883 and gross unrealized depreciation of investments was $(33,425), resulting in net unrealized appreciation of $9,488,458.

As of August 31, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 21.4% and 6.5%, respectively.

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CFD	-	Community Facilities District
CME	-	Chicago Mercantile Exchange
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation

AB Municipal Income Fund II – AB Arizona Portfolio

August 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$125,511,353		$8,463,757		$133,975,110
Short-Term Investments		421,453		– 0	–	– 0	–	421,453

Total Investments in Securities		421,453		125,511,353		8,463,757		134,396,563

Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	23,230		– 0	–	23,230
Inflation (CPI) Swaps		– 0	–	23,759		– 0	–	23,759
Liabilities:
Inflation (CPI) Swaps		– 0	–	(2,842)		– 0	–	(2,842)

Total (b)		$421,453		$125,555,500		$8,463,757		$134,440,710

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 8/31/15	$7,014,598		$7,014,598
Accrued discounts/(premiums)	(328)		(328)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	65,335		65,335
Purchases	1,607,152		1,607,152
Sales	(223,000)		(223,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/16	$8,463,757		$8,463,757

Net change in unrealized appreciation/depreciation from investments held as of 8/31/16	$65,335		$65,335

As of August 31, 2016 all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. – Government Money Market Portfolio for the three months ended August 31, 2016 is as follows:

Market Value 5/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$3,225	$8,247	$11,051	$421	$1

AB Municipal Income Fund II – AB Massachusetts Portfolio

Portfolio of Investments

August 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.5%
Long-Term Municipal Bonds - 98.5%
Massachusetts - 83.4%
Boston Water & Sewer Commission
Series 2009A
5.00%, 11/01/26 (Pre-refunded/ETM)	$2,000	$2,223,380
Series 2010A
5.00%, 11/01/29-11/01/30	5,000	5,622,770
City of Fall River MA
AGM Series 2008
5.00%, 7/15/28	5,085	5,496,834
Commonwealth of Massachusetts
Series 2015A
5.00%, 7/01/35	10,000	12,350,600
NATL Series 2000E
0.51%, 12/01/30 (a)	2,825	2,574,745
NATL Series 2000F
0.51%, 12/01/30 (a)	1,225	1,116,481
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax)
Series 2013
5.00%, 6/01/31	2,500	2,934,800
AGM Series 2005A
3.33%, 6/01/20 (b)	2,000	2,099,980
Marthas Vineyard Land Bank
BAM Series 2014
5.00%, 5/01/31-5/01/32	2,830	3,459,536
Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax)
Series 2010B
5.00%, 7/01/28-7/01/29	1,670	1,920,674
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF)
Series 2009
5.00%, 8/01/25	3,000	3,362,640
Massachusetts Department of Transportation
Series 2010B
5.00%, 1/01/26	6,900	7,793,964
Massachusetts Development Finance Agency
Series 2008
5.00%, 9/01/21 (Pre-refunded/ETM)	3,000	3,257,730
5.00%, 9/01/22 (Pre-refunded/ETM)	3,000	3,257,730
Massachusetts Development Finance Agency (Baystate Medical Obligated Group)
Series 2014N
5.00%, 7/01/44	7,000	8,203,160
Massachusetts Development Finance Agency (Bentley University)
Series 2010
5.00%, 7/01/28	4,500	5,183,775
Massachusetts Development Finance Agency (Berklee College of Music, Inc.)
Series 2016
5.00%, 10/01/32-10/01/34	3,000	3,731,440

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (Berkshire Health Systems, Inc. Obligated Group)
Series 2012G
5.00%, 10/01/30-10/01/31	3,970	4,498,869
Massachusetts Development Finance Agency (Boston College)
Series 2010R-1
5.00%, 7/01/31	3,250	3,717,512
Massachusetts Development Finance Agency (Boston University)
Series 2009V-1
5.00%, 10/01/29	3,300	3,704,415
Massachusetts Development Finance Agency (Brandeis University)
Series 2008N
5.00%, 10/01/26-10/01/27	3,300	3,576,400
Series 2010O-2
5.00%, 10/01/28	3,500	3,934,595
Massachusetts Development Finance Agency (Children’s Hospital Corp. (The))
Series 2014P
5.00%, 10/01/34	1,055	1,278,386
Massachusetts Development Finance Agency (Emmanuel College/MA)
Series 2016A
5.00%, 10/01/35	2,000	2,364,460
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.)
Series 2013E
5.00%, 11/01/38	5,000	6,013,400
Massachusetts Development Finance Agency (Lesley University)
Series 2016
5.00%, 7/01/36 (c)	2,055	2,487,084
Massachusetts Development Finance Agency (MCPHS University)
Series 2013F
4.00%, 7/01/32	1,000	1,113,380
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.00%, 7/01/27-7/01/32	3,980	4,563,282
Massachusetts Development Finance Agency (Partners Healthcare System, Inc.)
Series 2007G
5.00%, 7/01/27	950	983,231
Massachusetts Development Finance Agency (South Shore Hospital, Inc.)
Series 2016I
4.00%, 7/01/36	2,000	2,156,580
5.00%, 7/01/32	1,600	1,943,216
Massachusetts Development Finance Agency (Sterling and Francine Clark Art Institute)
Series 2011
5.00%, 7/01/31	7,000	8,249,080
Massachusetts Development Finance Agency (Trustees of The Deerfield Academy (The))
Series 2010
5.00%, 10/01/30	5,000	5,786,900

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 7/01/36	1,500	1,785,795
Massachusetts Development Finance Agency (WGBH Educational Foundation)
Series 2016
5.00%, 1/01/36	2,345	2,891,643
Massachusetts Development Finance Agency (Whitehead Institute for Biomedical Research)
Series 2011
5.00%, 6/01/26	1,460	1,718,347
Series 2011A
5.00%, 6/01/27-6/01/28	3,225	3,783,378
Massachusetts Health & Educational Facilities Authority
Series 2009O
5.75%, 7/01/26 (Pre-refunded/ETM)	5,500	6,008,585
Massachusetts Health & Educational Facilities Authority (Berkllee College of Music, Inc.)
Series 2007A
5.00%, 10/01/32	3,000	3,138,440
Massachusetts Health & Educational Facilities Authority (Foundation of Massachusetts Eye & Ear Obligated Group)
Series 2010C
5.375%, 7/01/35	1,005	1,125,560
Massachusetts Health & Educational Facilities Authority (Milford Regional Medical Center Obligated Group)
Series 2007E
5.00%, 7/15/22	1,220	1,262,761
Massachusetts Health & Educational Facilities Authority (Northeastern University)
Series 2010A
5.00%, 10/01/28-10/01/29	7,025	8,018,538
Massachusetts Health & Educational Facilities Authority (President and Fellows of Harvard College)
Series 2009A
5.25%, 11/15/23	2,000	2,201,240
Massachusetts Health & Educational Facilities Authority (Sterling and Francine Clark Art Institute)
Series 2010B
5.00%, 7/01/30	3,860	4,474,937
Massachusetts Health & Educational Facilities Authority (Suffolk University)
Series 2009A
6.00%, 7/01/24	2,000	2,269,500
Massachusetts Health & Educational Facilities Authority (Winchester Hospital)
Series 2010
5.25%, 7/01/38	2,500	2,818,900

	Principal Amount (000)	U.S. $ Value
Massachusetts Health & Educational Facilities Authority (Woods Hole Oceanographic Institution)
Series 2008B
5.25%, 6/01/26	1,905	2,050,504
5.375%, 6/01/27	3,060	3,299,751
Massachusetts Port Authority
Series 2010B
5.00%, 7/01/34	2,750	3,131,205
Series 2012B
5.00%, 7/01/32	1,430	1,700,856
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2011B
5.00%, 10/15/32	3,720	4,406,191
Series 2013A
5.00%, 5/15/32	2,500	3,035,550
Series 2015B
5.00%, 1/15/30	3,770	4,685,658
Massachusetts Water Resources Authority
Series 2011B
5.00%, 8/01/26 (Pre-refunded/ETM)	2,425	2,895,644
5.00%, 8/01/29 (Pre-refunded/ETM)	2,000	2,388,160
Metropolitan Boston Transit Parking Corp.
Series 2011
5.00%, 7/01/27	6,000	7,055,220
University of Massachusetts Building Authority (University of Massachusetts)
Series 20141
5.00%, 11/01/44	2,000	2,437,480

		209,544,872

Arizona - 2.2%
Arizona Sports & Tourism Authority
Series 2012A
5.00%, 7/01/29	4,065	4,602,677
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	660	847,988

		5,450,665

California - 0.6%
California Statewide Communities Development Authority
Series 2008
6.25%, 8/15/28 (Pre-refunded/ETM)	1,055	1,169,235
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008A
5.50%, 8/15/23	360	392,681

		1,561,916

	Principal Amount (000)	U.S. $ Value
Connecticut - 0.5%
State of Connecticut
Series 2015F
5.00%, 11/15/32	1,000	1,225,300

Florida - 1.4%
County of Miami-Dade FL Aviation Revenue
Series 2014
5.00%, 10/01/27	3,000	3,632,730

Illinois - 1.9%
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2015
5.00%, 5/15/37	1,050	1,157,173
Illinois State Toll Highway Authority
Series 2016A
5.00%, 12/01/32	2,475	3,051,279
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax)
Series 2005
6.25%, 1/01/24	455	455,096

		4,663,548

Kentucky - 0.5%
Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway)
Series 2015A
5.00%, 7/01/40	1,000	1,163,740

Michigan - 0.7%
Michigan Public Power Agency
Series 2012A
5.00%, 1/01/32	1,605	1,800,248

New York - 2.4%
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/28	5,065	6,030,845

North Carolina - 0.4%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.70%, 7/01/37	1,000	1,071,510

Ohio - 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	600	616,674

Pennsylvania - 0.5%
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34	1,140	1,344,265

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 1.1%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/20	695	719,304
Series 2008
5.125%, 12/01/27	1,965	2,101,705

		2,821,009

Texas - 1.9%
County of Harris TX (County of Harris TX Toll Road)
Series 2016A
5.00%, 8/15/34	1,200	1,499,772
North Texas Tollway Authority
Series 2015A
5.00%, 1/01/34	1,000	1,192,500
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	1,090	1,303,019
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	545	646,517

		4,641,808

Wisconsin - 0.8%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax)
Series 2011
6.50%, 2/01/31 (d)	750	863,108
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016B
5.00%, 12/01/25	1,000	1,182,380

		2,045,488

Total Municipal Obligations (cost $226,390,080)		247,614,618

	Shares
SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.24% (e)(f) (cost $2,499,892)	2,499,892	2,499,892

U.S. $ Value
Total Investments - 99.5% (cost $228,889,972) (g)	250,114,510
Other assets less liabilities - 0.5%	1,225,168

Net Assets - 100.0%	$251,339,678

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$11,000	10/29/21	3 Month LIBOR	2.022%	$400,936

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$2,300	12/14/20	1.548%	CPI	#	$(4,406)
Citibank, NA	1,500	8/09/21	1.540%	CPI	#	(454)
Deutsche Bank AG	2,400	7/15/20	1.265%	CPI	#	42,238

						$37,378

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$8,000	12/01/17	SIFMA	*	3.792%	$379,085

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2016 and the aggregate market value of these securities amounted to $3,691,226 or 1.47% of net assets.
(b)	Variable rate coupon, rate shown as of August 31, 2016.
(c)	When-Issued or delayed delivery security.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the market value of this security amounted to $863,108 or 0.3% of net assets.

(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	As of August 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,313,061 and gross unrealized depreciation of investments was $(88,523), resulting in net unrealized appreciation of $21,224,538.

As of August 31, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.0% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
CME	-	Chicago Mercantile Exchange
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

AB Municipal Income Fund II – AB Massachusetts Portfolio

August 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$243,168,277		$4,446,341		$247,614,618
Short-Term Investments		2,499,892		– 0	–	– 0	–	2,499,892

Total Investments in Securities		2,499,892		243,168,277		4,446,341		250,114,510
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	400,936		– 0	–	400,936
Inflation (CPI) Swaps		– 0	–	42,238		– 0	–	42,238
Interest Rate Swaps		– 0	–	379,085		– 0	–	379,085
Liabilities:
Inflation (CPI) Swaps		– 0	–	(4,860)		– 0	–	(4,860)

Total(b)		$2,499,892		$243,985,676		$4,446,341		$250,931,909

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/16	$1,507,126		$1,507,126
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	145,473		145,473
Purchases	2,793,742		2,793,742
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/16	$4,446,341		$4,446,341

Net change in unrealized appreciation/depreciation from investments held as of 8/31/16	$145,473		$145,473

As of August 31, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. – Government Money Market Portfolio for the three months ended August 31, 2016 is as follows:

Market Value 5/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$3,265	$11,098	$11,863	$2,500	$1

AB Municipal Income Fund II – AB Michigan Portfolio

Portfolio of Investments

August 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.5%
Long-Term Municipal Bonds - 99.5%
Michigan - 77.2%
Birmingham City School District/MI
Series 2015
5.00%, 5/01/30	$1,000	$1,243,540
City of Detroit MI
Series 2010
5.00%, 11/01/30 (Pre-refunded/ETM)	2,000	2,103,080
City of Detroit MI Sewage Disposal System Revenue
Series 2012A
5.00%, 7/01/32	2,000	2,266,840
City of Grand Rapids MI Sanitary Sewer System Revenue
Series 2012
5.00%, 1/01/30	1,180	1,392,978
Series 2016
5.00%, 1/01/34	1,000	1,232,840
City of Holland MI
Series 2014A
5.00%, 7/01/33	1,250	1,440,075
Detroit City School District
Series 2012A
5.00%, 5/01/31	2,365	2,705,655
Dexter Community Schools
AGM Series 2008
5.00%, 5/01/25	1,250	1,333,238
Lansing Community College
Series 2012
5.00%, 5/01/32	1,240	1,450,155
Michigan Finance Authority
Series 2010A
5.00%, 12/01/27 (Pre-refunded/ETM)	10	11,709
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
Series 2014D-4
5.00%, 7/01/34	1,000	1,161,120
Michigan Finance Authority (Michigan Finance Authority SRF)
Series 2012
5.00%, 10/01/30	1,000	1,204,240
Michigan Finance Authority (Oakwood Obligated Group)
Series 2013
5.00%, 8/15/31	1,500	1,761,600
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/31	1,165	1,366,149
Michigan Finance Authority (Trinity Health Corp. Obligated Group)
Series 2010A
5.00%, 12/01/27	990	1,139,599
Michigan Public Power Agency
Series 2012A
5.00%, 1/01/32	1,875	2,103,094

	Principal Amount (000)	U.S. $ Value
Michigan State Building Authority (Michigan State Building Authority Lease)
Series 2015I
5.00%, 4/15/33	2,250	2,744,527
Michigan State Housing Development Authority (Danbury Superior Ltd. Dividend Housing Association LP)
Series 2002A
5.30%, 6/01/35	2,220	2,236,295
Michigan State University
Series 2013A
5.00%, 8/15/38	2,000	2,412,960
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30 (a)	620	650,504
Michigan Strategic Fund (Evangelical Homes of Michigan Obligated Group)
Series 2013
5.50%, 6/01/47	500	552,355
Michigan Strategic Fund (Michigan Strategic Fund State Lease)
Series 2011
5.25%, 10/15/31	2,150	2,493,333
Oakland University
Series 2012
5.00%, 3/01/27-3/01/32	2,600	3,042,607
Plymouth Educational Center Charter School
Series 2005
5.125%, 11/01/18 (b)	1,050	1,049,927
Wayne County Airport Authority
Series 2014B
5.00%, 12/01/44	1,000	1,182,560

		40,280,980

Florida - 1.1%
Pinellas County Educational Facilities Authority (Barry University, Inc.)
Series 2012
5.00%, 10/01/27	500	570,585

Georgia - 2.9%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2014B
5.00%, 1/01/32	1,250	1,512,637

Illinois - 2.3%
Illinois State Toll Highway Authority
Series 2016A
5.00%, 12/01/32	1,000	1,232,840

Massachusetts - 1.0%
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.25%, 7/01/42	450	509,584

	Principal Amount (000)	U.S. $ Value
New York - 3.4%
New York City Municipal Water Finance Authority
Series 2014D
5.00%, 6/15/39	1,000	1,223,060
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
0.805%, 1/01/39 (c)	300	265,537
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.)
AMBAC Series 1987A
1.22%, 3/01/27 (c)	300	288,884

		1,777,481

Puerto Rico - 6.7%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/17	1,215	1,246,395
Series 2008
5.125%, 12/01/27	145	155,088
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Ascension Health Credit Group)
Series 2000A
6.125%, 11/15/30	2,000	2,111,080

		3,512,563

Tennessee - 0.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University)
Series 2012
5.00%, 11/01/29	400	456,992

Texas - 4.0%
Dallas Area Rapid Transit (Dallas Area Rapid Transit Sales Tax)
Series 2014A
5.00%, 12/01/32	1,000	1,233,570
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	470	561,852
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	235	278,774

		2,074,196

Total Municipal Obligations (cost $47,922,005)		51,927,858

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.24% (d)(e) (cost $117,331)	117,331	117,331

Total Investments - 99.7% (cost $48,039,336) (f)		52,045,189
Other assets less liabilities - 0.3%		148,390

Net Assets - 100.0%		$52,193,579

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$1,500	10/29/21	3 Month LIBOR	2.022%	$54,673

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$500	12/14/20	1.548%	CPI	#	$(958)
Citibank, NA	400	8/09/21	1.540%	CPI	#	(121)
Deutsche Bank AG	600	7/15/20	1.265%	CPI	#	10,560

						$9,481

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the market value of this security amounted to $650,504 or 1.2% of net assets.
(b)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005
5.13%, 11/01/18	11/30/05	$1,050,000	$1,049,927	2.01%

(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2016 and the aggregate market value of these securities amounted to $554,421 or 1.06% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of August 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,017,516 and gross unrealized depreciation of investments was $(11,663), resulting in net unrealized appreciation of $4,005,853.

As of August 31, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.6% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CME	-	Chicago Mercantile Exchange
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
SRF	-	State Revolving Fund
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund II – AB Michigan Portfolio

August 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$49,029,350		$2,898,508		$51,927,858
Short-Term Investments		117,331		– 0	–	– 0	–	117,331

Total Investments in Securities		117,331		49,029,350		2,898,508		52,045,189
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	54,673		– 0	–	54,673
Inflation (CPI) Swaps		– 0	–	10,560		– 0	–	10,560
Liabilities:
Inflation (CPI) Swaps		– 0	–	(1,079)		– 0	–	(1,079)

Total(b)		$117,331		$49,093,504		$2,898,508		$52,109,343

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/16	$2,879,552		$2,879,552
Accrued discounts/(premiums)	201		201
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	53,755		53,755
Purchases	– 0	–	– 0	–
Sales	(35,000)		(35,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/16	$2,898,508		$2,898,508

Net change in unrealized appreciation/depreciation from investments held as of 8/31/16	$53,755		$53,755

As of August 31, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended August 31, 2016 is as follows:

Market Value 5/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$314	$2,405	$2,602	$117	$1

AB Municipal Income Fund II – AB Minnesota Portfolio

Portfolio of Investments

August 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.0%
Long-Term Municipal Bonds - 97.0%
Minnesota - 97.0%
Anoka-Hennepin Independent School District No 11 COP
Series 2014A
5.00%, 2/01/34	$1,695	$1,975,980
Central Minnesota Municipal Power Agency
Series 2012
5.00%, 1/01/32	2,200	2,527,822
City of Center City MN (Hazelden Betty Ford Foundation)
Series 2014
5.00%, 11/01/29-11/01/44	800	941,348
City of Duluth MN
Series 2016A
5.00%, 2/01/31	1,000	1,254,020
City of Maple Grove MN (Maple Grove Hospital Corp.)
Series 2007
5.00%, 5/01/22	650	666,692
City of Minneapolis MN
Series 2010
4.875%, 8/01/25 (Pre-refunded/ETM)	1,170	1,261,471
City of Minneapolis MN (Fairview Health Services Obligated Group)
Series 2015A
5.00%, 11/15/33	1,000	1,190,560
City of Minneapolis MN (Minneapolis Common Bond Fund)
Series 20102A
6.25%, 12/01/30	1,000	1,206,110
City of Minneapolis MN/St Paul Housing & Redevelopment Authority (Children’s Health Care)
Series 2010A
5.25%, 8/15/25-8/15/35	1,500	1,724,465
City of Minnetonka MN (Minnetonka Heights LP)
Series 1999A
5.30%, 1/20/27	1,620	1,621,134
City of Rochester MN (Mayo Clinic)
Series 2010D
5.00%, 11/15/38	1,000	1,131,030
City of St Cloud MN
Series 2010A
5.125%, 5/01/30 (Pre-refunded/ETM)	1,405	1,620,007
City of St Cloud MN (CentraCare Health System Obligated Group)
Series 2010A
5.125%, 5/01/30	95	107,739
City of St Louis Park MN
Series 2009
5.50%, 7/01/29 (Pre-refunded/ETM)	1,150	1,301,754
City of St Paul MN (City of St Paul MN Sales Tax)
Series 2014G
5.00%, 11/01/30-11/01/32	2,900	3,496,078

	Principal Amount (000)	U.S. $ Value
City of St Paul MN Recreational Facilities Revenue (Highland National Project)
Series 2005
5.00%, 10/01/25	750	752,250
City of White Bear Lake MN (Renova Partners LP)
Series 2001
5.60%, 10/01/30	1,000	1,000,190
Cloquet Independent School District No 94
Series 2015B
5.00%, 2/01/31	2,200	2,704,284
County of Hennepin MN Sales Tax Revenue
Series 2008B
5.00%, 12/15/23	3,475	3,665,673
Housing & Redevelopment Authority of The City of St Paul Minnesota (Allina Health System)
Series 2009 A-2
5.25%, 11/15/28	1,200	1,359,384
Housing & Redevelopment Authority of The City of St Paul Minnesota (Block 19 Ramp Parking Project)
Series 2010A
5.00%, 8/01/30	1,870	2,041,311
Housing & Redevelopment Authority of The City of St Paul Minnesota (HealthEast Obligated Group)
Series 2015A
5.00%, 11/15/40	600	712,716
Housing & Redevelopment Authority of The City of St Paul Minnesota (HealthPartners Obligated Group)
Series 2015A
5.00%, 7/01/32	1,000	1,201,120
Hutchinson Utilities Commission
Series 2012A
5.00%, 12/01/25	420	503,320
Minneapolis-St Paul Metropolitan Airports Commission
Series 2010A
5.00%, 1/01/30	1,250	1,405,400
Series 2012B
5.00%, 1/01/29	1,250	1,472,850
Minnesota Agricultural & Economic Development Board (Essentia Health)
AGC Series 2008C-1
5.50%, 2/15/25	1,000	1,142,360
Minnesota Higher Education Facilities Authority (Carleton College)
Series 2010D
5.00%, 3/01/30	2,000	2,198,540
Minnesota Higher Education Facilities Authority (College of St Scholastica, Inc.)
Series 2010H
5.125%, 12/01/30	1,000	1,118,440

	Principal Amount (000)	U.S. $ Value
Minnesota Higher Education Facilities Authority (Gustavus Adolphus College)
Series 2010B
5.00%, 10/01/31	2,770	3,067,664
Minnesota Higher Education Facilities Authority (St Catherine University)
Series 2012S
5.00%, 10/01/32	1,400	1,638,042
Minnesota Higher Education Facilities Authority (St Olaf College)
Series 2010 7-F
5.00%, 10/01/20	700	782,845
Series 20158
5.00%, 12/01/32	1,000	1,224,410
Minnesota Higher Education Facilities Authority (University of St Thomas/Minneapolis)
Series 2009 7-A
5.00%, 10/01/29	1,000	1,110,970
Minnesota Municipal Power Agency
Series 2014
5.00%, 10/01/32	750	904,477
Series 2016
5.00%, 10/01/47	1,000	1,218,330
Minnesota Public Facilities Authority (Minnesota Public Facilities Authority SRF)
Series 2016A
5.00%, 3/01/30	1,000	1,270,910
New Prague Independent School District No 721
Series 2015A
4.00%, 2/01/32	1,000	1,135,750
North St Paul-Maplewood-Oakdale Independent School District No 622
AGM Series 2006B
5.00%, 8/01/20	3,425	3,484,252
Northern Municipal Power Agency
Series 2010A-2
5.00%, 1/01/23-1/01/24	4,135	4,757,631
St Paul Port Authority (Amherst H Wilder Foundation/MN)
Series 2010-3
5.00%, 12/01/29	2,445	2,672,678
St Paul Port Authority (St Paul Port Authority State Lease)
Series 2013-3
5.00%, 12/01/24	3,945	4,873,140
State of Minnesota (State of Minnesota Pub Safety Communications)
AGC Series 2009
5.00%, 6/01/21	1,970	2,191,192
University of Minnesota
Series 2014B
4.00%, 1/01/32	2,000	2,260,880
5.00%, 1/01/39	1,500	1,792,545
Waconia Independent School District No 110
Series 2015B
4.00%, 2/01/34	1,545	1,742,096
Western Minnesota Municipal Power Agency
Series 2014A
5.00%, 1/01/40	2,500	2,985,700

Total Municipal Obligations (cost $76,210,196)		82,417,560

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 2.1%
Investment Companies - 2.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.24% (a)(b) (cost $1,757,974)	1,757,974	1,757,974

Total Investments - 99.1% (cost $77,968,170) (c)		84,175,534
Other assets less liabilities - 0.9%		801,026

Net Assets - 100.0%		$84,976,560

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$5,000	1/10/21	3 Month LIBOR	1.898%	$136,586

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$850	12/14/20	1.548%	CPI	#	$(1,628)
Citibank, NA	500	8/09/21	1.540%	CPI	#	(151)
Deutsche Bank AG	800	7/15/20	1.265%	CPI	#	14,079

						$12,300

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(b)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(c)	As of August 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,207,364 and gross unrealized depreciation of investments was $0, resulting in net unrealized appreciation of $6,207,364.

As of August 31, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 8.3% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
CME	-	Chicago Mercantile Exchange
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
SRF	-	State Revolving Fund

AB Municipal Income Fund II – AB Minnesota Portfolio

August 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$79,536,082		$2,881,478		$82,417,560
Short-Term Investments		1,757,974		– 0	–	– 0	–	1,757,974

Total Investments in Securities		1,757,974		79,536,082		2,881,478		84,175,534
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	136,586		– 0	–	136,586
Inflation (CPI) Swaps		– 0	–	14,079		– 0	–	14,079
Liabilities:
Inflation (CPI) Swaps		– 0	–	(1,779)		– 0	–	(1,779)

Total (b)		$1,757,974		$79,684,968		$2,881,478		$84,324,420

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between any levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/16	$1,730,333		$1,730,333
Accrued discounts/(premiums)	(1,061)		(1,061)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(10,204)		(10,204)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	1,270,094		1,270,094	(a)
Transfers out of Level 3	(107,684)		(107,684	)(b)

Balance as of 8/31/16	$2,881,478		$2,881,478

Net change in unrealized appreciation/depreciation from investments held as of 8/31/16	$(10,204)		$(10,204)

(a)	An amount of $1,270,094 was transferred out of Level 2 into Level 3 as these securities were not rated by third party vendor during the reporting period.
(b)	There were de minimis transfers from Level 3 to Level 2 during the reporting period.

As of August 31, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended August 31, 2016 is as follows:

Market Value 5/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$1,703	$2,971	$2,916	$1,758	$2

AB Municipal Income Fund II – AB New Jersey Portfolio

Portfolio of Investments

August 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.3%
Long-Term Municipal Bonds - 99.3%
New Jersey - 71.6%
Hudson County Improvement Authority (County of Hudson NJ)
Series 2016
5.00%, 5/01/36	$3,500	$4,310,355
Landis Sewage Authority
NATL Series 1993
8.661%, 9/19/19 (a)	1,150	1,256,766
Middlesex County Improvement Authority (Skyline Obligated Group)
Series 2001
5.25%, 7/01/21	510	511,199
Morris-Union Jointure Commission COP
AGM Series 2013
5.00%, 8/01/26	3,320	3,777,695
New Jersey Economic Development Authority (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group)
Series 2016A
5.00%, 6/01/41	1,000	1,051,080
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013
5.00%, 3/01/30	4,000	4,458,360
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.)
Series 2002
6.50%, 4/01/28	1,000	1,268,600
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.00%, 1/01/28	1,000	1,153,230
5.50%, 1/01/27	1,000	1,200,970
New Jersey Economic Development Authority (Seeing Eye, Inc. (The))
Series 2012
5.00%, 6/01/32	4,000	4,718,400
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
5.25%, 9/15/29	1,165	1,306,221
New Jersey Educational Facilities Authority
Series 2008A
5.50%, 7/01/23 (Pre-refunded/ETM)	4,500	4,891,500
New Jersey Educational Facilities Authority (Kean University)
AGM Series 2015H
5.00%, 7/01/34	2,500	2,970,075
New Jersey Educational Facilities Authority (Princeton Theological Seminary)
Series 2010A
5.00%, 7/01/28	5,000	5,784,250
New Jersey Health Care Facilities Financing Authority
AGC Series 2004A
5.25%, 7/01/23 (Pre-refunded/ETM)	2,085	2,576,289

	Principal Amount (000)	U.S. $ Value
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.)
Series 2008A
5.125%, 7/01/22	1,000	1,078,710
New Jersey Health Care Facilities Financing Authority (Hackensack University Medical Center)
Series 2010
5.00%, 1/01/34	1,940	2,129,247
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.)
Series 2010
5.00%, 7/01/25	2,100	2,363,466
New Jersey Health Care Facilities Financing Authority (Palisades Medical Center Obligated Group)
Series 2013
5.25%, 7/01/31	1,800	2,056,356
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
NATL Series 2006A
5.00%, 6/15/18	3,400	3,405,882
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2015A
5.25%, 6/15/41	1,250	1,439,475
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/43	5,200	6,071,520
NATL Series 2000B
0.98%, 1/01/30 (b)	600	543,241
North Hudson Sewerage Authority/NJ
NATL Series 2001A
Zero Coupon, 8/01/24 (Pre-refunded/ETM)	8,875	7,892,626
Rutgers The State University of New Jersey
Series 2009F
5.00%, 5/01/30 (Pre-refunded/ETM)	1,000	1,111,690
Series 2013L
5.00%, 5/01/30	4,500	5,389,605
Tobacco Settlement Financing Corp./NJ
Series 2007-1A
5.00%, 6/01/41	2,000	1,949,960
Union County Improvement Authority (Township of Union NJ/Union County Lease)
NATL Series 2003A
5.25%, 8/15/23	2,585	2,593,246
Union County Utilities Authority (County of Union NJ Lease)
Series 2011A
5.25%, 12/01/31	4,560	5,065,202

		84,325,216

	Principal Amount (000)	U.S. $ Value
California - 0.4%
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008A
5.50%, 8/15/23	400	436,312

District of Columbia - 3.0%
District of Columbia (District of Columbia Pers Income Tax)
Series 2009B
5.25%, 12/01/26	3,070	3,506,585

Idaho - 3.6%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant)
Series 2014
5.00%, 7/15/31	3,600	4,273,632

Illinois - 1.9%
Kane Cook & DuPage Counties School District No U-46 Elgin
Series 2015D
5.00%, 1/01/34	1,000	1,158,990
Metropolitan Pier & Exposition Authority
Series 2015B
5.00%, 12/15/45	1,000	1,128,860

		2,287,850

Massachusetts - 0.2%
Commonwealth of Massachusetts
NATL Series 2000G
0.51%, 12/01/30 (b)	200	181,900

Michigan - 1.1%
Michigan State Building Authority (Michigan State Building Authority Lease)
Series 2016I
5.00%, 10/15/32	1,000	1,244,300

New York - 10.6%
New York State Dormitory Authority
Series 2012D
5.00%, 2/15/29 (Pre-refunded/ETM)	290	350,091
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012D
5.00%, 2/15/29	1,750	2,095,205
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.)
AMBAC Series 1987A
1.22%, 3/01/27 (b)	470	452,584
Port Authority of New York & New Jersey
Series 2012
5.00%, 7/15/30	4,250	5,046,790
Series 2014
5.00%, 9/01/31	1,100	1,324,444

	Principal Amount (000)	U.S. $ Value
Port Authority of New York & New Jersey (JFK International Air Terminal LLC)
NATL Series 1997
5.75%, 12/01/22	3,175	3,247,930

		12,517,044

Ohio - 0.2%
Columbiana County Port Authority (Apex Environmental LLC)
Series 2004
7.125%, 8/01/25 (c)	500	10,000
Series 2014
10.635%, 8/01/25 (c)	67	1,346
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	280	287,781

		299,127

Pennsylvania - 4.3%
Delaware River Port Authority
Series 2010D
5.00%, 1/01/28-1/01/29	4,530	5,081,240

Puerto Rico - 1.4%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/17	1,310	1,343,850
Series 2008
5.125%, 12/01/27	305	326,219

		1,670,069

Texas - 1.0%
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Austin Public Schools, Inc.)
Series 2014A
5.00%, 8/15/34	1,000	1,181,420

Total Municipal Obligations (cost $105,343,686)		117,004,695

	Shares
SHORT-TERM INVESTMENTS - 0.0%
Investment Companies - 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.24% (d)(e) (cost $23,917)	23,917	23,917

U.S. $ Value
Total Investments - 99.3% (cost $105,367,603) (f)	117,028,612
Other assets less liabilities - 0.7%	776,533

Net Assets - 100.0%	$117,805,145

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$3,250	10/04/21	3 Month LIBOR	1.286%	$1,113

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$1,100	12/14/20	1.548%	CPI	#	$(2,107)
Citibank, NA	700	8/09/21	1.540%	CPI	#	(212)
Deutsche Bank AG	1,200	7/15/20	1.265%	CPI	#	21,119

						$18,800

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,000	10/21/16	SIFMA	*	4.129%	$27,136

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Variable rate coupon, rate shown as of August 31, 2016.
(b)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2016 and the aggregate market value of these securities amounted to $1,177,725 or 1.00% of net assets.
(c)	Illiquid security.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of August 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,690,119 and gross unrealized depreciation of investments was $(29,110), resulting in net unrealized appreciation of $11,661,009.

As of August 31, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 24.7% and 8.9%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CME	-	Chicago Mercantile Exchange
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation

AB Municipal Income Fund II – AB New Jersey Portfolio

August 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$115,592,178		$1,412,517		$117,004,695
Short-Term Investments		23,917		– 0	–	– 0	–	23,917

Total Investments in Securities		23,917		115,592,178		1,412,517		117,028,612

Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	1,113		– 0	–	1,113
Inflation (CPI) Swaps		– 0	–	21,119		– 0	–	21,119
Interest Rate Swaps		– 0	–	27,136		– 0	–	27,136
Liabilities:
Inflation (CPI) Swaps		– 0	–	(2,319)		– 0	–	(2,319)

Total (b)		$23,917		$115,639,227		$1,412,517		$117,075,661

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/16	$360,460		$360,460
Accrued discounts/(premiums)	(442)		(442)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	13,409		13,409
Purchases	1,039,090		1,039,090
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/16	$1,412,517		$1,412,517

Net change in unrealized appreciation/depreciation from investments held as of 8/31/16	$13,409		$13,409

As of August 31, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. – Government Money Market Portfolio for the three months ended August 31, 2016 is as follows:

Market Value 5/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$449	$3,620	$4,045	$24	$0	*

*	Amount less than $500.

AB Municipal Income Fund II – AB Ohio Portfolio

Portfolio of Investments

August 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.6%
Long-Term Municipal Bonds - 99.6%
Ohio - 83.5%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	$1,300	$1,286,181
Central Ohio Solid Waste Authority
Series 2012
5.00%, 12/01/29 (Pre-refunded/ETM)	155	188,897
City of Akron OH (City of Akron OH Income Tax)
Series 2012A
5.00%, 12/01/31	4,500	5,346,135
City of Cleveland OH
Series 2008
5.25%, 5/15/24 (Pre-refunded/ETM)	2,500	2,688,300
Series 2012
5.00%, 12/01/28	2,215	2,657,313
City of Cleveland OH Airport System Revenue
AMBAC Series 2006A
5.00%, 1/01/23	4,000	4,050,560
City of Columbus OH
Series 2014A
4.00%, 2/15/28	3,510	4,040,256
Cleveland Department of Public Utilities Division of Public Power
NATL Series 2006A
5.00%, 11/15/18 (Pre-refunded/ETM)	1,135	1,144,716
5.00%, 11/15/18	1,030	1,039,188
Cleveland Department of Public Utilities Division of Water
NATL Series 2007O
5.00%, 1/01/23 (Pre-refunded/ETM)	2,500	2,535,675
Cleveland Municipal School District
Series 2015A
5.00%, 12/01/33	3,000	3,543,720
Cleveland State University
Series 2012
5.00%, 6/01/30	3,000	3,528,450
Columbiana County Port Authority (Apex Environmental LLC)
Series 2004
7.125%, 8/01/25 (a)	500	10,000
Series 2014
10.635%, 8/01/25 (a)	67	1,346
Columbus City School District
Series 2016A
5.00%, 12/01/31 (b)	1,000	1,260,550
County of Allen OH (Mercy Health/OH)
Series 2010B
5.25%, 9/01/27	2,350	2,718,362
County of Cuyahoga OH
AGC Series 2004
5.00%, 11/15/19	1,515	1,519,060
County of Cuyahoga OH (County of Cuyahoga OH Lease)
Series 2010F
5.25%, 12/01/25	3,200	3,767,008

	Principal Amount (000)	U.S. $ Value
County of Cuyahoga OH (County of Cuyahoga OH Sales Tax)
Series 2014
5.00%, 12/01/34	1,000	1,227,590
County of Franklin OH (Agler Green LP)
Series 2002A
5.65%, 5/20/32	770	772,564
5.80%, 5/20/44	1,150	1,153,737
County of Franklin OH (First Community Village Obligated Group)
Series 2013
5.625%, 7/01/47	865	881,184
County of Hamilton OH (Life Enriching Communities Obligated Group)
Series 2012
5.00%, 1/01/42	1,625	1,748,679
County of Hamilton OH Sewer System Revenue
Series 2013A
5.00%, 12/01/31	4,305	5,297,948
County of Scioto OH (Southern Ohio Medical Center Obligated Group)
Series 2016
5.00%, 2/15/33	1,000	1,206,280
Cuyahoga Community College District
Series 2009C
5.00%, 8/01/24 (Pre-refunded/ETM)	1,545	1,762,953
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 2015-1
7.00%, 1/15/40	575	600,024
Franklin County Convention Facilities Authority (City of Columbus OH/Franklin County Lease)
Series 2014
5.00%, 12/01/31	1,300	1,590,329
Gallia County Local School District
Series 2014
5.00%, 11/01/29	2,000	2,432,460
Kent State University
Series 2012A
5.00%, 5/01/30-5/01/31	4,005	4,703,510
Miami University/Oxford OH
Series 2011
5.00%, 9/01/31	1,000	1,155,570
Mount Healthy City School District
Series 2015
5.00%, 12/01/33	1,000	1,197,350
Northeast Ohio Regional Sewer District
Series 2013
5.00%, 11/15/43	3,000	3,585,870
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29 (b)	315	323,820
Ohio Higher Educational Facility Commission (Denison University)
Series 2012
5.00%, 11/01/32	590	696,595

	Principal Amount (000)	U.S. $ Value
Ohio Higher Educational Facility Commission (University of Dayton)
Series 2011A
5.375%, 12/01/30	750	873,533
Ohio University
Series 2013
5.00%, 12/01/32	3,120	3,708,401
Ohio Water Development Authority
Series 2010A
5.00%, 12/01/22 (Pre-refunded/ETM)	3,900	4,431,609
Ohio Water Development Authority Water Pollution Control Loan Fund
Series 2014
4.00%, 6/01/18	1,500	1,587,405
Princeton City School District
Series 2014
4.00%, 12/01/31	1,000	1,135,700
5.00%, 12/01/39	750	911,790
Summit County Development Finance Authority
Series 2012
5.00%, 12/01/25	3,760	4,605,812
Toledo-Lucas County Port Authority (CSX Transportation, Inc.)
Series 1992
6.45%, 12/15/21	1,270	1,568,755
University of Akron (The)
Series 2014A
5.00%, 1/01/32	4,080	4,845,286

		95,330,471

California - 0.8%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37 (c)	750	847,898
State of California
Series 2004
5.25%, 4/01/29	5	5,016

		852,914

Florida - 2.4%
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,000	1,185,810
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	1,300	1,527,838

		2,713,648

Illinois - 2.3%
Illinois State Toll Highway Authority
Series 2013A
5.00%, 1/01/32	2,250	2,666,385

	Principal Amount (000)	U.S. $ Value
Massachusetts - 0.5%
Commonwealth of Massachusetts
NATL Series 2000G
0.51%, 12/01/30 (d)	625	568,437

New York - 4.2%
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/29	3,365	4,001,086
Suffolk County Economic Development Corp.
Series 2011
5.00%, 7/01/28 (Pre-refunded/ETM)	110	130,936
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	635	714,623

		4,846,645

North Carolina - 0.4%
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/35	375	415,905

Puerto Rico - 0.4%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2008
5.125%, 12/01/27	375	401,089

Tennessee - 0.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University)
Series 2012
5.00%, 11/01/29	630	719,762

Texas - 4.0%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas)
Series 2014A
5.00%, 8/15/39	1,000	1,190,950
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2014
5.00%, 9/01/31	1,025	1,224,198
North Texas Tollway Authority
Series 2015B
5.00%, 1/01/34	700	844,109
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	740	884,618
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	370	438,920

		4,582,795

	Principal Amount (000)	U.S. $ Value
West Virginia - 0.5%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group)
AGM Series 2004C
0.893%, 2/15/34 (d)	600	541,618

Total Municipal Obligations (cost $104,445,300)		113,639,669

	Shares
SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.24% (e)(f) (cost $383,410)	383,410	383,410

Total Investments - 99.9% (cost $104,828,710) (g)		114,023,079
Other assets less liabilities - 0.1%		127,066

Net Assets - 100.0%		$114,150,145

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$3,150	10/04/21	3 Month LIBOR	1.286%	$1,079

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$1,050	12/14/20	1.548%	CPI	#	$(2,012)
Citibank, NA	600	8/09/21	1.540%	CPI	#	(182)
Deutsche Bank AG	1,200	7/15/20	1.265%	CPI	#	21,119

						$18,925

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Illiquid security.
(b)	When-Issued or delayed delivery security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the market value of this security amounted to $847,898 or 0.7% of net assets.
(d)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2016 and the aggregate market value of these securities amounted to $1,110,055 or 0.97% of net assets.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	As of August 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,229,170 and gross unrealized depreciation of investments was $(34,801), resulting in net unrealized appreciation of $9,194,369.

As of August 31, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 10.0% and 3.2%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CME	-	Chicago Mercantile Exchange
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation

AB Municipal Income Fund II – AB Ohio Portfolio

August 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$111,411,377		$2,228,292		$113,639,669
Short-Term Investments		383,410		– 0	–	– 0	–	383,410

Total Investments in Securities		383,410		111,411,377		2,228,292		114,023,079
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	1,079		– 0	–	1,079
Inflation (CPI) Swaps		– 0	–	21,119		– 0	–	21,119
Liabilities:
Inflation (CPI) Swaps		– 0	–	(2,194)		– 0	–	(2,194)

Total(b)		$383,410		$111,431,381		$2,228,292		$114,043,083

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/16	$2,192,182		$2,192,182
Accrued discounts/(premiums)	(964)		(964)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	37,074		37,074
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/16	$2,228,292		$2,228,292

Net change in unrealized appreciation/depreciation from investments held as of 8/31/16	$37,074		$37,074

As of August 31, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. – Government Money Market Portfolio for the three months ended August 31, 2016 is as follows:

Market Value 5/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$629	$3,192	$3,438	$383	$0	*

*	Amount less than $500.

AB Municipal Income Fund II – AB Pennsylvania Portfolio

Portfolio of Investments

August 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.2%
Long-Term Municipal Bonds - 99.2%
Pennsylvania - 86.6%
Adams County Industrial Development Authority (Gettysburg College)
Series 2010
5.00%, 8/15/25	$1,090	$1,244,464
Allegheny County Industrial Development Authority (Residential Resources, Inc./PA)
Series 2006
5.00%, 9/01/21	500	501,105
Beaver County Industrial Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 1/01/35	450	462,492
Bensalem Township School District
Series 2013
5.00%, 6/01/30	3,345	4,032,832
Bucks County Water & Sewer Authority
AGM Series 2011
5.00%, 12/01/29	1,255	1,465,727
AGM Series 2015A
5.00%, 12/01/37-12/01/40	1,780	2,118,362
Carlisle Area School District
Series 2011
5.00%, 9/01/25	4,000	4,795,280
Cheltenham Township School District
Series 2016B
5.00%, 2/15/36	1,000	1,187,760
City of Philadelphia PA
Series 2014A
5.25%, 7/15/31	2,500	3,022,875
Commonwealth of Pennsylvania
Series 2013
5.00%, 4/01/28	1,800	2,150,424
County of Lehigh PA (Lehigh Valley Health Network Obligated Group)
Series 2016A
4.00%, 7/01/35	1,800	1,969,308
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group)
Series 2010
6.125%, 1/01/45	300	325,932
Delaware County Authority (Elwyn)
Series 2010
5.00%, 6/01/25	1,645	1,686,339
Delaware County Regional Water Quality Control Authority
Series 2013
5.00%, 5/01/30	2,070	2,469,200
Delaware River Port Authority
Series 2010D
5.00%, 1/01/29	4,470	5,007,071

	Principal Amount (000)	U.S. $ Value
Lancaster County Hospital Authority/PA (University of Pennsylvania Health System Obligated Group (The))
Series 2016
5.00%, 8/15/33	1,165	1,443,097
Montgomery County Industrial Development Authority/PA
Series 2010
5.25%, 8/01/33 (Pre-refunded/ETM)	735	860,428
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
5.75%, 7/01/35	765	853,380
New Wilmington Municipal Authority (Westminster College/PA)
AGC Series 2007
5.00%, 5/01/27	1,040	1,060,176
Norristown Area School District COP
Series 2012
5.00%, 4/01/32	1,000	1,089,540
Northampton County General Purpose Authority (Lafayette College)
Series 2013A
5.00%, 11/01/32	2,000	2,417,240
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp (The))
Series 2012A
5.00%, 11/01/32	2,000	2,282,220
Pennsylvania Higher Educational Facilities Authority (Bryn Mawr College)
Series 2014
5.00%, 12/01/44	1,000	1,198,180
Pennsylvania Higher Educational Facilities Authority (Drexel University)
Series 2016
5.00%, 5/01/34	1,800	2,178,612
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University)
Series 2010
5.00%, 3/01/27-3/01/28	2,850	3,198,436
Pennsylvania Industrial Development Authority
Series 2008
5.50%, 7/01/23 (Pre-refunded/ETM)	1,060	1,152,220
Pennsylvania Intergovernmental Cooperation Authority
Series 2009
5.00%, 6/15/23	4,000	4,462,440
Pennsylvania State University
Series 2016B
5.00%, 9/01/32	1,000	1,266,200
Pennsylvania Turnpike Commission
Series 2010B-2
5.00%, 12/01/30	2,185	2,500,601
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.)
Series 2015A
6.375%, 6/01/40	400	423,128

	Principal Amount (000)	U.S. $ Value
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
5.25%, 7/01/24 (a)(b)(c)	350	3,500
Philadelphia Authority for Industrial Development (Temple University)
Series 2016-2
5.00%, 4/01/29	1,000	1,221,950
Philadelphia Gas Works Co.
Series 2010-9
5.00%, 8/01/30 (Pre-refunded/ETM)	2,000	2,250,600
Philadelphia Parking Authority (The) (Philadelphia Airport Parking)
Series 2009
5.00%, 9/01/26	2,725	3,113,149
Reading Area Water Authority
Series 2011
5.00%, 12/01/31	1,000	1,164,630
School District of Philadelphia (The)
Series 2011E
5.25%, 9/01/23	4,000	4,394,120
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Sales Tax)
AGM Series 2010
5.00%, 2/01/31	1,075	1,219,276
State Public School Building Authority (Harrisburg School District)
AGM Series 2016A
5.00%, 12/01/32-12/01/33	2,000	2,433,900
Township of Lower Paxton PA
Series 2014
5.00%, 4/01/44	4,000	4,718,920
University of Pittsburgh-of the Commonwealth System of Higher Education
Series 2014A
4.00%, 9/15/37	2,220	2,477,875
Wilkes-Barre Finance Authority
Series 2007
5.00%, 3/01/22 (Pre-refunded/ETM)	305	311,518
Wilkes-Barre Finance Authority (University of Scranton (The))
Series 2010
5.00%, 11/01/30	2,500	2,848,800
Wilkes-Barre Finance Authority (Wilkes University)
Series 2007
5.00%, 3/01/22	205	209,229

		85,192,536

Massachusetts - 1.9%
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2013A
5.00%, 5/15/32	1,500	1,821,330

	Principal Amount (000)	U.S. $ Value
New York - 7.5%
New York City Municipal Water Finance Authority
Series 2014D
5.00%, 6/15/39	1,000	1,223,060
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/30	1,735	2,113,386
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.)
AMBAC Series 1987A
1.311%, 3/01/27 (d)	490	471,844
Triborough Bridge & Tunnel Authority
Series 2011A
5.00%, 1/01/28	3,000	3,589,140

		7,397,430

Puerto Rico - 1.3%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2008
5.125%, 12/01/27	1,180	1,262,093

Texas - 1.9%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas)
Series 2014A
5.00%, 8/15/39	1,200	1,429,140
City of Houston TX Airport System Revenue
AGM Series 2000P
0.92%, 7/01/30 (d)	525	470,088

		1,899,228

Total Municipal Obligations (cost $89,152,583)		97,572,617

	Shares
SHORT-TERM INVESTMENTS - 1.9%
Investment Companies - 1.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.24% (e)(f) (cost $1,830,049)	1,830,049	1,830,049

U.S. $ Value
Total Investments - 101.1% (cost $90,982,632) (g)	99,402,666
Other assets less liabilities - (1.1)%	(1,053,745)

Net Assets - 100.0%	$98,348,921

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$980	12/14/20	1.548%	CPI	#	$(1,877)
Citibank, NA	500	8/09/21	1.540%	CPI	#	(152)
Deutsche Bank AG	1,000	7/15/20	1.265%	CPI	#	17,599

						$15,570

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Non-income producing security.
(b)	Defaulted.
(c)	Illiquid security.
(d)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2016 and the aggregate market value of these securities amounted to $941,932 or 0.96% of net assets.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	As of August 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,628,791 and gross unrealized depreciation of investments was $(208,757), resulting in net unrealized appreciation of $8,420,034.

As of August 31, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 9.5% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity

AB Municipal Income Fund II – AB Pennsylvania Portfolio

August 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$94,653,421		$2,919,196		$97,572,617
Short-Term Investments		1,830,049		– 0	–	– 0	–	1,830,049

Total Investments in Securities		1,830,049		94,653,421		2,919,196		99,402,666

Other Financial Instruments(a):
Assets:
Inflation (CPI) Swaps		– 0	–	17,599		– 0	–	17,599
Liabilities:
Inflation (CPI) Swaps		– 0	–	(2,029)		– 0	–	(2,029)

Total(b)		$1,830,049		$94,668,991		$2,919,196		$99,418,236

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/16	$2,878,296		$2,878,296
Accrued discounts/(premiums)	(274)		(274)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	41,174		41,174
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/16	$2,919,196		$2,919,196

Net change in unrealized appreciation/depreciation from investments held as of 8/31/16	$41,174		$41,174

As of August 31, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. – Government Money Market Portfolio for the three months ended August 31, 2016 is as follows:

Market Value 5/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$0	$5,182	$3,352	$1,830	$0	*

*	Amount less than $500.

AB Municipal Income Fund II – AB Virginia Portfolio

Portfolio of Investments

August 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 95.9%
Long-Term Municipal Bonds - 95.9%
Virginia - 71.2%
Arlington County Industrial Development Authority (AHC LP-3/VA)
Series 2001
5.15%, 11/01/31	$1,345	$1,346,762
Cherry Hill Community Development Authority (Potomac Shores Project)
Series 2015
5.40%, 3/01/45 (a)	585	613,800
Chesterfield County Economic Development Authority (Brandermill Woods)
Series 2012
5.125%, 1/01/43	1,000	1,047,510
City of Chesapeake VA
Series 2010D
5.00%, 12/01/25	2,275	2,652,513
City of Hampton VA
Series 2010A
5.00%, 1/15/21	1,750	1,919,628
City of Newport News VA
Series 2014A
5.00%, 7/15/30-7/15/32	2,000	2,467,000
City of Richmond VA
Series 2009A
5.00%, 7/15/27	1,400	1,563,282
City of Richmond VA (City of Richmond VA Public Utility Revenue)
Series 2009
5.00%, 1/15/28	1,000	1,095,700
Series 2013A
5.00%, 1/15/29	1,970	2,378,657
City of Suffolk VA
Series 2010
5.00%, 8/01/22	1,870	2,165,703
Series 2010A
5.00%, 8/01/22 (Pre-refunded/ETM)	210	242,945
Series 2011
5.00%, 2/01/26 (Pre-refunded/ETM)	1,240	1,457,211
5.00%, 2/01/26	3,820	4,444,226
NATL Series 2007A
5.00%, 2/01/20 (Pre-refunded/ETM)	3,000	3,054,138
County of Henrico VA
Series 2008A
5.00%, 12/01/26 (Pre-refunded/ETM)	1,000	1,096,400
Series 2010
5.00%, 7/15/24	6,600	7,629,270
County of Henrico VA Water & Sewer Revenue
Series 2009
5.00%, 5/01/25 (Pre-refunded/ETM)	1,165	1,296,750
Series 2009A
5.00%, 5/01/27 (Pre-refunded/ETM)	1,200	1,335,708
County of Isle Wight VA
Series 2008B
6.00%, 7/01/27 (Pre-refunded/ETM)	3,500	3,929,450

	Principal Amount (000)	U.S. $ Value
Culpeper County Economic Development Authority
Series 2014
4.00%, 6/01/29	2,955	3,356,141
Dullles Town Center Community Development Authority
Series 2012
4.25%, 3/01/26	1,000	1,034,110
Fairfax County Economic Development Authority
Series 2007
5.00%, 10/01/22 (Pre-refunded/ETM)	1,000	1,046,500
Series 2011
5.00%, 4/01/28 (Pre-refunded/ETM)	8,635	9,908,662
Fairfax County Economic Development Authority (County of Fairfax VA Lease)
Series 2014A
5.00%, 10/01/34	1,000	1,214,210
Fairfax County Economic Development Authority (Fairfax County EDA Transportation Impt Dist)
Series 2016
4.00%, 4/01/35	2,000	2,281,300
Fairfax County Economic Development Authority (Goodwin House, Inc.)
Series 2016
5.00%, 10/01/36-10/01/42 (b)	3,200	3,772,784
Fairfax County Industrial Development Authority (Inova Health System Obligated Group)
Series 2009C
5.00%, 5/15/25	1,000	1,109,060
Series 2012
5.00%, 5/15/35	1,800	2,115,558
Series 2014A
5.00%, 5/15/44	2,000	2,411,480
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax)
Series 2015
5.00%, 6/15/30-6/15/31	5,000	6,104,360
Hampton Roads Sanitation District
Series 2008
5.00%, 4/01/25 (Pre-refunded/ETM)	6,650	7,100,936
Series 2016A
5.00%, 8/01/34	4,000	5,052,600
Hanover County Economic Development Authority (Covenant Woods)
Series 2012A
5.00%, 7/01/42	2,000	2,126,280
Henrico County Economic Development Authority (Bon Secours Health System, Inc. Obligated Group)
Series 2013
5.00%, 11/01/30	2,000	2,335,600
James City County Economic Development Authority
AGM Series 2006
5.00%, 6/15/22 (Pre-refunded/ETM)	4,385	4,535,318
Lexington Industrial Development Authority
Series 2006B
5.00%, 12/01/30 (Pre-refunded/ETM)	3,885	4,331,270

	Principal Amount (000)	U.S. $ Value
Loudoun County Sanitation Authority
Series 2010
5.00%, 1/01/29	3,820	4,314,919
Montgomery County Industrial Development Authority/VA
Series 2008
5.00%, 2/01/24 (Pre-refunded/ETM)	2,000	2,121,560
Mosaic District Community Development Authority
Series 2011A
6.875%, 3/01/36	250	287,433
Newport News Redevelopment & Housing Authority (Walker-Newport News LP)
Series 2002A
5.55%, 9/20/34	1,880	1,886,730
5.65%, 3/20/44	1,660	1,665,810
Norfolk Economic Development Authority (Bon Secours Health System, Inc. Obligated Group)
Series 2013
5.00%, 11/01/29	2,200	2,612,478
Prince William County Industrial Development Authority (George Mason University Foundation Prince William Life Sciences LAB LLC)
Series 2011
5.50%, 9/01/31	3,750	4,464,075
Roanoke County Economic Development Authority (City of Roanoke VA Lease)
Series 2015
5.00%, 10/15/35	1,750	2,144,310
Roanoke Economic Development Authority (Carilion Clinic Obligated Group)
AGM Series 2005C
5.00%, 7/01/27	3,000	3,402,630
Tobacco Settlement Financing Corp./VA
Series 2007B-1
5.00%, 6/01/47	4,000	3,883,560
Town of Leesburg VA
Series 2011A
5.00%, 1/15/24 (Pre-refunded/ETM)	395	463,505
5.00%, 1/15/24	1,645	1,923,383
Virginia College Building Authority (Liberty University, Inc.)
Series 2010
5.25%, 3/01/29	5,000	5,739,250
Virginia College Building Authority (Marymount University)
Series 2015A
5.00%, 7/01/30 (a)	1,615	1,835,448
Virginia College Building Authority (Roanoke College)
Series 2007
5.00%, 4/01/23	1,000	1,023,870

	Principal Amount (000)	U.S. $ Value
Virginia Commonwealth University Health System Authority
Series 2011
5.00%, 7/01/27	1,000	1,168,720
Virginia Port Authority
Series 2010
5.00%, 7/01/30	2,250	2,481,008
Series 2015A
5.00%, 7/01/35	4,500	5,326,650
Virginia Resources Authority
Series 2009
5.00%, 10/01/25 (Pre-refunded/ETM)	3,345	3,778,846
Series 2011B
5.00%, 11/01/26 (Pre-refunded/ETM)	1,120	1,342,566
5.00%, 11/01/26	3,880	4,642,420
Virginia Resources Authority (Virginia Resources Authority SRF)
Series 2013
5.00%, 10/01/25	4,000	5,014,920
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC)
Series 2012
5.25%, 1/01/32	2,500	2,908,350
5.50%, 1/01/42	1,000	1,169,180
Virginia Small Business Financing Authority (Hampton University)
Series 2014
5.25%, 10/01/29	4,125	5,102,047
Virginia Small Business Financing Authority (Wellmont Health System)
Series 2007A
5.125%, 9/01/22	710	737,307
Winchester Economic Development Authority (Valley Health Obligated Group)
Series 2015
5.00%, 1/01/34-1/01/35	3,500	4,163,790

		177,177,587

Arizona - 2.2%
Arizona Sports & Tourism Authority
Series 2012A
5.00%, 7/01/29	3,945	4,466,805
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	705	905,805

		5,372,610

California - 1.1%
California Statewide Communities Development Authority
Series 2008
6.25%, 8/15/28 (Pre-refunded/ETM)	1,910	2,116,815
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008A
5.50%, 8/15/23	660	719,915

		2,836,730

	Principal Amount (000)	U.S. $ Value
Colorado - 0.6%
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2012A
5.00%, 11/15/28	1,220	1,425,924

District of Columbia - 7.4%
Metropolitan Washington Airports Authority
Series 2009C
5.125%, 10/01/34	5,130	5,555,687
Series 2012A
5.00%, 10/01/30	2,480	2,842,130
Series 2016A
5.00%, 10/01/32	1,200	1,465,584
Metropolitan Washington Airports Authority (Dulles Toll Road)
Series 2010B
Zero Coupon, 10/01/44 (c)	4,300	5,262,899
Washington Metropolitan Area Transit Authority
Series 2009A
5.25%, 7/01/27	3,000	3,349,980

		18,476,280

Florida - 0.6%
Pinellas County Educational Facilities Authority (Barry University, Inc.)
Series 2012
5.00%, 10/01/27	400	456,468
5.25%, 10/01/30	1,000	1,134,070

		1,590,538

Illinois - 1.0%
Metropolitan Pier & Exposition Authority
Series 2015B
5.00%, 12/15/45	2,200	2,483,492

Massachusetts - 0.5%
Commonwealth of Massachusetts
NATL Series 2000G
0.51%, 12/01/30 (d)	1,250	1,136,874

Michigan - 0.7%
Michigan Public Power Agency
Series 2012A
5.00%, 1/01/32	1,575	1,766,599

Minnesota - 0.5%
Western Minnesota Municipal Power Agency
Series 2015A
5.00%, 1/01/34	1,000	1,235,690

New York - 3.3%
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/28-11/15/29	5,745	6,835,517
Suffolk County Economic Development Corp.
Series 2011
5.00%, 7/01/28 (Pre-refunded/ETM)	185	220,211

	Principal Amount (000)	U.S. $ Value
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	1,090	1,226,675

		8,282,403

North Carolina - 0.4%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.70%, 7/01/37	1,000	1,071,510

Ohio - 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	600	616,674

Puerto Rico - 1.6%
Puerto Rico Electric Power Authority
NATL Series 2003N
5.25%, 7/01/21	2,000	2,107,980
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/20	1,580	1,635,253
Series 2008
5.125%, 12/01/27	290	310,175

		4,053,408

Texas - 2.5%
North Texas Tollway Authority
Series 2015B
5.00%, 1/01/34	1,300	1,567,631
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
Series 2015B
5.00%, 11/15/36	1,150	1,316,612
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	1,110	1,326,927
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	555	658,380

	Principal Amount (000)	U.S. $ Value
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
Series 2013
6.75%, 6/30/43	1,000	1,248,340

		6,117,890

Washington - 0.2%
Washington Higher Education Facilities Authority (Whitworth University)
Series 2012
5.00%, 10/01/32	400	454,804

Wisconsin - 1.8%
Wisconsin Health & Educational Facilities Authority
Series 2012C
5.00%, 8/15/32 (Pre-refunded/ETM)	2,700	3,298,806
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	1,000	1,160,440

		4,459,246

Total Municipal Obligations (cost $217,563,610)		238,558,259

	Shares
SHORT-TERM INVESTMENTS - 4.4%
Investment Companies - 4.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.24% (e)(f) (cost $11,056,107)	11,056,107	11,056,107

Total Investments - 100.3% (cost $228,619,717) (g)		249,614,366
Other assets less liabilities - (0.3)%		(784,028)

Net Assets - 100.0%		$248,830,338

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$10,900	3/09/21	3 Month LIBOR	1.383%	$70,337

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$300	9/15/20	1.455%	CPI	#	$(822)
Citibank, NA	2,270	12/14/20	1.548%	CPI	#	(4,349)
Citibank, NA	1,300	8/09/21	1.540%	CPI	#	(394)
Deutsche Bank AG	2,400	7/15/20	1.265%	CPI	#	42,238

						$36,673

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$7,000	12/01/17	SIFMA	*	3.792%	$331,699

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the aggregate market value of these securities amounted to $2,449,248 or 1.0% of net assets.
(b)	When-Issued or delayed delivery security.
(c)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(d)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2016 and the aggregate market value of this security amounted to $1,136,874 or 0.46% of net assets.
(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of August 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,040,841 and gross unrealized depreciation of investments was $(46,192), resulting in net unrealized appreciation of $20,994,649.

As of August 31, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.0% and 3.2%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
CME	-	Chicago Mercantile Exchange
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

AB Municipal Income Fund II – AB Virginia Portfolio

August 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$228,651,178		$9,907,081		$238,558,259
Short-Term Investments		11,056,107		– 0	–	– 0	–	11,056,107

Total Investments in Securities		11,056,107		228,651,178		9,907,081		249,614,366
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	70,337		– 0	–	70,337
Inflation (CPI) Swaps		– 0	–	42,238		– 0	–	42,238
Interest Rate Swaps		– 0	–	331,699		– 0	–	331,699
Liabilities:
Inflation (CPI) Swaps		– 0	–	(5,565)		– 0	–	(5,565)

Total(b)		$11,056,107		$229,089,887		$9,907,081		$250,053,075

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/16	$6,315,195		$6,315,195
Accrued discounts/(premiums)	(7,403)		(7,403)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	416,493		416,493
Purchases	3,182,796		3,182,796
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/16	$9,907,081		$9,907,081

Net change in unrealized appreciation/depreciation from investments held as of 8/31/16	$416,493		$416,493

As of August 31, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended August 31, 2016 is as follows:

Market Value 5/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$1,253	$15,783	$5,980	$11,056	$3

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AB Municipal Income Fund II

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 25, 2016